Earnings per share/ADS (Tables)	12 Months Ended
Mar. 31, 2022
Earnings per share/ADS
Schedule of computation of basic and diluted net income per share/ADS

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB, except share
	data and per share data)
Earnings per share
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	149,263	150,308	61,959
Dilution effect arising from share-based awards issued by subsidiaries and equity method investees	(48)	(55)	(37)
Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	149,215	150,253	61,922

Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	21,017	21,619	21,558
Adjustments for dilutive RSUs and share options (million shares)	329	363	229
Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	21,346	21,982	21,787
Net income per ordinary share — basic (RMB)	7.10	6.95	2.87
Net income per ordinary share — diluted (RMB)	6.99	6.84	2.84

Earnings per ADS
Net income per ADS — basic (RMB)	56.82	55.63	22.99
Net income per ADS — diluted (RMB)	55.93	54.70	22.74